Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Share and Paid-in Capital [Member]	Treasury shares	Translation Reserve [Member]	Reserve for Cash Flow Hedges [Member]	Reserve for Defined Benefit Plans [Member]	Reserve for Gains and Losses on measuring Financial Asset at Fair Value of Other Comprehensive Income [Member]	Other Miscellaneous Reserves [Member]	Total Other Reserves [Member]	Retained Earnings [Member]	Equity attributable to owners of the parent to Shareholders of Enel Chile [Member]	Non-controlling Interests [Member]	Total
Equity beginning balance at Dec. 31, 2018	$ 3,954,491,479	$ (72,388,009)	$ 101,654,836	$ (191,870,545)		$ 11,041	$ (2,285,467,896)	$ (2,375,672,564)	$ 1,914,797,613	$ 3,421,228,519	$ 252,935,262	$ 3,674,163,781
Comprehensive income
Profit (loss)									296,153,605	296,153,605	19,939,613	316,093,218
Other comprehensive income (loss)			64,461,733	(99,135,975)	$ (5,488,506)	(2,657)		(40,165,405)		(40,165,405)	5,309,611	(34,855,794)
TOTAL COMPREHENSIVE INCOME										255,988,200	25,249,224	281,237,424
Dividends									(197,359,062)	(197,359,062)	(16,578,349)	(213,937,411)
Increase (decrease) from other changes	(72,388,009)	72,388,009			5,488,506		4,840,328	10,328,834	(5,488,505)	4,840,329	979,529	5,819,858
Total changes in equity	(72,388,009)	$ 72,388,009	64,461,733	(99,135,975)		(2,657)	4,840,328	(29,836,571)	93,306,038	63,469,467	9,650,404	73,119,871
Equity ending balance at Dec. 31, 2019	3,882,103,470		166,116,569	(291,006,520)		8,384	(2,280,627,568)	(2,405,509,135)	2,008,103,651	3,484,697,986	262,585,666	3,747,283,652
Comprehensive income
Profit (loss)									(50,860,313)	(50,860,313)	(1,526,522)	(52,386,835)
Other comprehensive income (loss)			(62,466,476)	188,060,425	(6,076,332)	(6,601)	18,982	119,529,998		119,529,998	(174,037)	119,355,961
TOTAL COMPREHENSIVE INCOME										68,669,685	(1,700,559)	66,969,126
Dividends									(203,729,201)	(203,729,201)	(18,163,142)	(221,892,343)
Increase (decrease) from other changes					6,076,332		2,277,320	8,353,652	(6,076,332)	2,277,320	(363,256)	1,914,064
Total changes in equity			(62,466,476)	188,060,425		(6,601)	2,296,302	127,883,650	(260,665,846)	(132,782,196)	(20,226,957)	(153,009,153)
Equity ending balance at Dec. 31, 2020	3,882,103,470		103,650,093	(102,946,095)		1,783	(2,278,331,266)	(2,277,625,485)	1,747,437,805	3,351,915,790	242,358,709	3,594,274,499
Comprehensive income
Profit (loss)									85,153,969	85,153,969	15,556,165	100,710,134
Other comprehensive income (loss)			176,151,370	(288,577,039)	8,993,993	21	359,797	(103,071,858)		(103,071,858)	12,602,472	(90,469,386)
TOTAL COMPREHENSIVE INCOME										(17,917,889)	28,158,637	10,240,748
Dividends									(238,399,472)	(238,399,472)	(21,782,812)	(260,182,284)
Increase (decrease) from other changes					$ (8,993,993)		2,269,924	(6,724,069)	8,993,993	2,269,924	(109,989)	2,159,935
Total changes in equity			176,151,370	(288,577,039)		21	2,629,721	(109,795,927)	(144,251,510)	(254,047,437)	6,265,836	(247,781,601)
Equity ending balance at Dec. 31, 2021	$ 3,882,103,470		$ 279,801,463	$ (391,523,134)		$ 1,804	$ (2,275,701,545)	$ (2,387,421,412)	$ 1,603,186,295	$ 3,097,868,353	$ 248,624,545	$ 3,346,492,898